NJEDA BONDS (Details 3) - Njeda Bonds [Member]	Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 220,000
2018	85,000
2019	90,000
2020	95,000
2021	105,000
Thereafter	1,470,000
Long-term portion, net of current maturities	$ 2,065,000